Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies

16. Commitments and Contingencies

Commitments to Extend Credit

The Company enters into IRLCs with customers who have applied for residential mortgage loans and meet certain credit and underwriting criteria. These commitments expose the Company to market risk if interest rates change and the loan is not economically hedged or committed to an investor. The Company is also exposed to credit loss if the loan is originated and not sold to an investor and the customer does not perform. The collateral upon extension of credit typically consists of a first deed of trust in the mortgagor’s residential property. Commitments to originate loans do not necessarily reflect future cash requirements as some commitments are expected to expire without being drawn upon. Total commitments to originate loans as of June 30, 2013 approximated $1,450,868.

Contingent Earn-Out Liability

As part of the Company’s 2012 acquisition of the assets of NattyMac’s single-family mortgage loan warehousing business, the Company agreed to pay NattyMac’s sellers a deferred purchase price of $75 (whole dollars) for each mortgage loan funded through the mortgage loan warehousing business acquired from NattyMac. The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between $0 and $2,250. The fair value of the contingent consideration arrangement was estimated to be approximately $2,160 as of June 30, 2013 and was estimated by applying the income approach. The fair value of the contingent consideration as of June 30, 2013 was based on key assumptions including (i) the Company’s revised estimate of the number and timing of mortgage loans to be funded; and (ii) a discount rate of 4.79%. The Company’s revised estimated fair value of the contingent earn-out liability of $2,160 as of June 30, 2013 increased from its original acquisition-date estimated fair value of $2,095 primarily due to the estimated timing of mortgage loan fundings from the NattyMac warehousing business. At June 30, 2013, no mortgage loans had been funded through NattyMac’s single-family warehousing business and the Company had not yet made any contingent consideration payments. NattyMac commenced operations during July 2013 with its funding of mortgage loans, and the Company expects that the full amount of contingent consideration will be paid over a 14-month period, beginning in August 2013.

Leases

The Company leases office space and equipment under non-cancelable operating agreements expiring through June 2023. Rent expense amounted to $1,273 for the six months ended June 30, 2013. Future minimum rental payments under the leases having an initial or remaining non-cancelable term in excess of one year are as follows at June 30, 2013:

Years Ending June 30:
2014	$1,957
2015	1,892
2016	1,774
2017	1,355
2018	1,244
Thereafter	4,808

Total minimum payments required	$13,030

Regulatory Net Worth Requirements

The Company is subject to various regulatory capital requirements administered by the Department of Housing and Urban Development (“HUD”), which governs non-supervised, direct endorsement mortgagees, GNMA, which governs issuers of GNMA MBS, and FNMA, which governs issuers of FNMA securities. Additionally, the Company is required to maintain minimum net worth requirements for many of the states in which it sells and services loans. Each state has its own minimum net worth requirement; these range from $0 to $1,000, depending on the state.

Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary remedial actions by regulators that, if undertaken, could (i) remove the Company’s ability to sell and service loans to or on behalf of the Agencies and (ii) have a direct material effect on the Company’s financial statements. In accordance with the regulatory capital guidelines, the Company must meet specific quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Further, changes in regulatory and accounting standards, as well as the impact of future events on the Company’s results, may significantly affect the Company’s net worth adequacy.

The Company calculates its compliance with the regulatory capital and minimum net worth requirements annually at its calendar year-end. The Company was in compliance with all minimum net worth requirements as of December 31, 2012 (its most recent calendar year-end).

Litigation

The Company is subject to various legal proceedings arising out of the ordinary course of business. As of June 30, 2013, there were no material current or pending claims against the Company.

Other Contingencies

During the six months ended June 30, 2013, the Company became aware that it had purchased certain refinancing loans, with a total principal amount of $5,163, from a correspondent lender where the prior mortgage loan on the property securing the mortgage loan that was purchased from the correspondent was not satisfied and released by the correspondent’s title company at the time the loan from the correspondent was made. As part of the Company’s process in purchasing a mortgage loan from a correspondent, it generally requires that a closing protection letter be issued by the title insurer in favor of the borrower. A closing protection letter was obtained with respect to each of these purchased loans. As a result, the Company believes the borrower is insured against any liens prior to ours that were not identified in connection with the issuance of that closing protection letter. The Company believes that its procedures, including conducting a post-purchase audit, were effective in identifying the failure by the correspondent to obtain a release of the prior mortgage loan and that the Company’s practice of obtaining closing protection letters is appropriate to protect it in these situations. The Company has notified the affected borrowers and the relevant insurance carriers, and it expects that the title insurance obtained in connection with the refinancings will result in the loan having a first priority status. However, there can be no assurances that the prior mortgages will be fully satisfied from the title insurance claims. As a result, the Company has included certain specific reserves in its provision for reserve for mortgage repurchases and indemnifications during the six months ended June 30, 2013 related to these purchased correspondent loans.

14. Commitments and Contingencies

Commitments to Extend Credit

The Company enters into interest rate lock commitments (“IRLCs”) with customers who have applied for residential mortgage loans and meet certain credit and underwriting criteria. These commitments expose the Company to market risk if interest rates change and the loan is not economically hedged or committed to an investor. The Company is also exposed to credit loss if the loan is originated and not sold to an investor and the customer does not perform. The collateral upon extension of credit typically consists of a first deed of trust in the mortgagor’s residential property. Commitments to originate loans do not necessarily reflect future cash requirements as some commitments are expected to expire without being drawn upon. Total commitments to originate loans as of September 30, 2013 and December 31, 2012 approximated $1,348,334 and $1,139,963, respectively.

Litigation

The Company is subject to various legal proceedings arising out of the ordinary course of business. As of September 30, 2013, there were no material current or pending claims against the Company.

Other Contingencies

During the nine months ended September 30, 2013, the Company became aware that it had purchased certain refinancing loans, with a total principal amount of $5,163, from a correspondent lender where the prior mortgage loan on the property securing the mortgage loan that was purchased from the correspondent was not satisfied and released by the correspondent’s title company at the time the loan from the correspondent was made. As part of the Company’s process in purchasing a mortgage loan from a correspondent, it generally requires that a closing protection letter be issued by the title insurer in favor of the borrower. A closing protection letter was obtained with respect to each of these purchased loans. As a result, the Company believes the borrower is insured against any liens prior to ours that were not identified in connection with the issuance of that closing protection letter. The Company believes that its procedures, including conducting a post-purchase audit, were effective in identifying the failure by the correspondent to obtain a release of the prior mortgage loan and that the Company’s practice of obtaining closing protection letters is appropriate to protect it in these situations. The Company has notified the affected borrowers and the relevant insurance carriers, and it expects that the title insurance obtained in connection with the refinancings will result in the loan having a first priority status. However, there can be no assurances that the prior mortgages will be fully satisfied from the title insurance claims. As a result, the Company has included certain specific reserves in its provision for reserve for mortgage repurchases and indemnifications during the nine months ended September 30, 2013 related to these purchased correspondent loans.

P. COMMITMENTS AND CONTINGENCIES

Commitments to Extend Credit

The Company enters into interest rate lock commitments with customers who have applied for residential mortgage loans and meet certain credit and underwriting criteria. These commitments expose the Company to market risk if interest rates change and the loan is not economically hedged or committed to an investor. The Company is also exposed to credit loss if the loan is originated and not sold to an investor and the customer does not perform. The collateral upon extension of credit typically consists of a first deed of trust in the mortgagor’s residential property. Commitments to originate loans do not necessarily reflect future cash requirements as some commitments are expected to expire without being drawn upon. Total commitments to originate loans at December 31, 2012 and 2011 approximated $1,139,964,000 and $197,024,000, respectively.

Leases

The Company leases office space and equipment under non-cancelable operating agreements expiring through May 2022. Rent expense amounted to $1,259,216 and $745,620 for the years ended December 31, 2012 and 2011, respectively. Future minimum rental payments under the leases having an initial or remaining non-cancelable term in excess of one year are as follows at December 31, 2012:

Year Ending December 31,	Amount
2013	$1,599,763
2014	1,396,034
2015	1,359,994
2016	1,106,919
2017	894,757
Thereafter	3,899,368

$10,256,835

Regulatory Net Worth Requirements

The Company is subject to various regulatory capital requirements administered by the Department of Housing and Urban Development (HUD), which governs non-supervised, direct endorsement mortgagees, and (GNMA), which governs issuers of GNMA securities. Additionally, the Company is required to maintain minimum net worth requirements for many of the states in which it sells and services loans. Each state has its own minimum net worth requirement; these range from $0 to $1 million, depending on the state.

Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary remedial actions by regulators that, if undertaken, could (i) remove the Company’s ability to sell and service loans to or on behalf of the Agencies and (ii) have a direct material effect on the Company’s financial statements. In accordance with the regulatory capital guidelines, the Company must meet specific quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Further, changes in regulatory and accounting standards, as well as the impact of future events on the Company’s results, may significantly affect the Company’s net worth adequacy.

The Company met all minimum net worth requirements to which it was subject as of December 31, 2012 and 2011. The Company’s required and actual net worth amounts are presented in the following table:

	December 31, 2012		December 31, 2011
	Net Worth (1)	Net Worth Required	Net Worth (1)	Net Worth Required
HUD	$51,436,841	$1,000,000	$10,125,941	$1,000,000
GNMA	$51,436,841	$5,779,739	$10,125,941	$3,736,186
FNMA	$51,436,841	$2,500,000	$10,125,941	$2,500,000
Various States	$51,436,841	$0-$1,000,000	$10,125,941	$0-$1,000,000

(1)	Calculated in compliance with the respective agency’s requirements

Litigation

The Company is subject to various legal proceedings arising out of the ordinary course of business. As of December 31, 2012, there were no material current or pending claims against the Company.